                             M.S.D.& T. FUNDS, INC.

             Prime Money Market Fund, Government Money Market Fund, Limited Maturity Bond Fund and Total Return Bond Fund

                Supplement dated February 4, 1999 to Prospectus
                            Dated September 30, 1998

  The paragraph under the heading "Investment Objectives, Policies and Risks-- Other Investment Policies and Related Risks--Other Investment Companies" on page 13 of the Prospectus is deleted and replaced by the following paragraph:

  . Other Investment Companies. In connection with the management of its daily cash position, each Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., "money market" funds. In addition, the Limited Maturity Bond Fund and Total Return Bond Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. Investments in securities issued by other investment companies will be subject to the requirements of applicable securities laws. When a Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as one of its shareholders. These expenses are in addition to the Fund's own expenses.

                             M.S.D.& T. FUNDS, INC.

          TAX-EXEMPT MONEY MARKET FUND, MARYLAND TAX-EXEMPT BOND FUND, INTERMEDIATE TAX-EXEMPT BOND FUND AND NATIONAL TAX-EXEMPT BOND FUND

                SUPPLEMENT DATED FEBRUARY 4, 1999 TO PROSPECTUS
                            DATED SEPTEMBER 30, 1998

  The paragraph under the heading "Investment Objectives, Policies and Risks-- Other Investment Policies and Related Risks--Other Investment Companies" on page 12 of the Prospectus is deleted and replaced by the following paragraph:

  . Other Investment Companies. In connection with the management of its daily cash position, each Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., "money market" funds. In addition, each Fund except the Tax-Exempt Money Market Fund may invest in securities of other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. Investments in securities by other investment companies will be subject to the requirements of applicable securities laws. When a Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as one of its shareholders. These expenses are in addition to the Fund's own expenses.

                             M.S.D.& T. FUNDS, INC.

         GROWTH & INCOME FUND, EQUITY INCOME FUND, EQUITY GROWTH FUND,
           INTERNATIONAL EQUITY FUND AND DIVERSIFIED REAL ESTATE FUND

                SUPPLEMENT DATED FEBRUARY 4, 1999 TO PROSPECTUS
                            DATED SEPTEMBER 30, 1998

  The paragraph under the heading "Investment Objectives, Policies and Risks-- Other Investment Policies and Related Risks--Other Investment Companies" on page 12 of the Prospectus is deleted and replaced by the following paragraph:

  . Other Investment Companies. In connection with the management of its daily cash position, each Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., "money market" funds. In addition, each Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. Investments in securities issued by other investment companies will be subject to the requirements of applicable securities laws. When a Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as one of its shareholders. These expenses are in addition to the Fund's own expenses.

                            M.S.D. & T. FUNDS, INC.

         GROWTH & INCOME FUND, EQUITY INCOME FUND, EQUITY GROWTH FUND,
            INTERNATIONAL EQUITY FUND, DIVERSIFIED REAL ESTATE FUND,
          TAX-EXEMPT MONEY MARKET FUND, MARYLAND TAX-EXEMPT BOND FUND,
       INTERMEDIATE TAX-EXEMPT BOND FUND, NATIONAL TAX EXEMPT BOND FUND,
             PRIME MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND,
             LIMITED MATURITY BOND FUND AND TOTAL RETURN BOND FUND


    SUPPLEMENT DATED FEBRUARY 4, 1999 TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 30, 1998



     The paragraph under the heading "Investment Objectives and Policies - Additional Information on Investment Policies - Other Investment Companies" on page 16 of the Statement of Additional Information is deleted and replaced by the following paragraph:

          Other Investment Companies

          In accordance with their respective investment objectives and policies, each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.